Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans [Abstract]
Employee Benefit Plans
14.	Employee Benefit Plans

The Company has a 401(k) Plan for all of its employees.  The 401(k) Plan allows eligible employees to defer, at the employee’s discretion, up to 100% of their pretax compensation up to the Internal Revenue Service annual limit.  The Company did not make any matching contributions for the years ended December 31, 2018 or 2019.